Other long-term liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening Balance	$ 44,166	$ 18,486
Obligation assumed from business acquisition and constructed projects	225	28,267
Retirement activities	(5,130)	(2,811)
Accretion	1,974	1,981
Change in cash flow estimates	2,056	(1,757)
Closing Balance	$ 43,291	$ 44,166